Consolidated Statements of Profit or Loss - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Profit or loss [abstract]
Transaction and service income		¥ 251,041	¥ 203,595	¥ 174,127
Interest income		116,488	88,442	73,884
Gains (losses) on financial instruments		10,250	5,529	4,641
Other operating income		2,883	1,512	1,959
Total revenue		380,662	299,078	254,611
Point expenses		(60,195)	(50,362)	(45,402)
Settlement related cost		(48,731)	(43,662)	(39,992)
Employee benefits expense		(47,641)	(41,483)	(37,764)
Professional and outsourcing services expenses		(28,099)	(28,767)	(34,800)
Provision for loss allowance		(24,923)	(23,942)	(23,006)
Other operating expenses		(90,991)	(75,352)	(73,636)
Total operating expenses		(300,580)	(263,568)	(254,600)
Operating profit		80,082	35,510	11
Share of loss of investments accounted for using the equity method		(137)	(549)	0
Profit before tax		79,945	34,961	11
Income tax (expense) benefit		37,865	4,196	(841)
Profit (loss) for the year		117,810	39,157	(830)
Attributable to
Owners of the parent company		115,034	36,170	(3,350)
Non-controlling interests		¥ 2,776	¥ 2,987	¥ 2,520
Earnings (loss) per share
Basic earnings (loss) per share	[1]	¥ 180.42	¥ 65.76	¥ (6.09)
Diluted earnings (loss) per share	[1]	¥ 178.55	¥ 65.76	¥ (6.09)

[1]	The share split occurred and became effective on November 15, 2025 and earnings per share has been retrospectively adjusted. Refer to Note 28, Issued Capital and Reserves for details of share split.